Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 4 - Inventories, net

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of December 31, 2024 and December 31, 2023, inventories consisted of the following:

	December 31, 2024	December 31, 2023

Raw materials	$11,476	$12,761
Finished goods, net	713,315	747,849
Total	724,791	760,610